Earnings per share - summary of reconciliation of earnings to headline earnings (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Earnings	£ 3,162	£ 4,490
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	173	68
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(40)	(17)
Effect of losses on disposal of businesses, non-current investments and brands (net of tax)	12	0
Effect of foreign exchange reclassification from reserves to the income statement	130	0
Issue of shares and change in shareholding of an associate	(1)	(2)
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange reclassified	0	(841)
Headline earnings	£ 3,436	£ 3,698